Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021	$ 6	$ 5,440	$ (345)	$ 257		$ 5,358
Balance, shares at Dec. 31, 2021	24,800
Foreign currency translation adjustment			(74)			(74)
Net income (loss)				978	50	1,028
Balance at Dec. 31, 2022	$ 6	5,440	(419)	1,235	50	6,312
Balance, shares at Dec. 31, 2022	24,800
Foreign currency translation adjustment			269			269
Net income (loss)				1,789	(50)	1,739
Issue of new shares net of deferred offering costs	$ 2	13,505				13,507
Issue of new shares net of deferred offering costs, shares	6,040
Balance at Dec. 31, 2023	$ 8	18,945	(150)	3,024		21,827
Balance, shares at Dec. 31, 2023	30,840
Foreign currency translation adjustment			(84)			(84)
Net income (loss)				(2,854)		(2,854)
Issue of new shares net of deferred offering costs	$ 1	1,195				1,196
Issue of new shares net of deferred offering costs, shares	2,490
Balance at Dec. 31, 2024	$ 9	$ 20,140	$ (234)	$ 170		$ 20,085
Balance, shares at Dec. 31, 2024	33,330